Offerings	Jan. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Amount Registered | shares	150,000,000
Maximum Aggregate Offering Price	$ 150,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715.00
Offering Note

(1)	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is carrying forward to this Registration Statement the 7,195,632 unsold shares of beneficial interest that the Registrant previously registered for sale pursuant to Registration Statement on Form N-2 (File No. 333-285877) effective March 18,2025 (the “Prior Registration Statement”).
(2)	Amount represents $13,010.50 previously paid to register $84,980,417 of unsold Shares, plus $20,715 to register the additional $150,000,000 shares of beneficial interest registered hereby. Effective October 1, 2025, the filing fee rate was decreased to $138.10 per million dollars of the proposed maximum aggregate offering price of the securities to be registered.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 84,980,417
Amount of Registration Fee	$ 13,010.50
Carry Forward Form Type	N-2
Carry Forward File Number	333-273264
Carry Forward Initial Effective Date	Mar. 18, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 13,010.50
Offering Note

(1)	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is carrying forward to this Registration Statement the 7,195,632 unsold shares of beneficial interest that the Registrant previously registered for sale pursuant to Registration Statement on Form N-2 (File No. 333-285877) effective March 18,2025 (the “Prior Registration Statement”).
(2)	Amount represents $13,010.50 previously paid to register $84,980,417 of unsold Shares, plus $20,715 to register the additional $150,000,000 shares of beneficial interest registered hereby. Effective October 1, 2025, the filing fee rate was decreased to $138.10 per million dollars of the proposed maximum aggregate offering price of the securities to be registered.